Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENTS

5.	FAIR VALUE MEASUREMENTS
The following table presents information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicates the level of the fair value hierarchy utilized to determine such fair values (in thousands):

DESCRIPTION	DECEMBER 31, 2020	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Asset
Money market funds	$55,747	$55,747	$—	$—

Total assets measured at fair value	$55,747	$55,747	$—	$—

Liability
Warrant liability	$125	$—	$—	$125
Convertible debt	$17,273	$—	$—	$17,273

Total liabilities measured at fair value	$17,398	$—	$—	$17,398

DESCRIPTION	DECEMBER 31, 2021	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Asset
Money market funds	$31,446	$31,446	$—	$—

Total assets measured at fair value	$31,446	$31,446	$—	$—

Liability
Warrant liabilities	$2,105	$—	$—	$2,105
Convertible debt	$31,691	$—	$—	$31,691

Total liabilities measured at fair value	$33,796	$—	$—	$33,796

Money market funds were valued by the Company based on quoted market prices, which represent a Level 1 measurement within the fair value hierarchy.
There have been no transfers between fair value levels during the years ended December 31, 2020 and 2021. The carrying values of other current assets, accounts payable and accrued expenses approximate their fair values due to the short-term nature of these assets and liabilities.
The fair value of the common and Preferred Stock warrant liabilities was determined using the
Black-Scholes
option-pricing model with the assumptions as disclosed in Note 11. These assumptions include significant judgments including the fair value of the underlying common and Preferred Stock. An increase or decrease in the estimated fair value will result in increases or decreases in the fair value of the warrant liabilities and such changes could be material.
The carrying value of each of the Horizon term loan, the SVB term loan, and the equipment financing as of December 31, 2021 approximates their fair value as the interest rate approximates the market rate for loans with similar terms and risk characteristics. The Company estimated the fair value of the convertible debt using a discounted cash flow analysis and currently prevailing market terms as of December 31, 2021. The carrying value and fair value of the convertible debt was $30.2 million and $28.9 million, respectively, as of December 31, 2021. The fair value of the convertible debt was determined using Level 3 inputs. See Note 10 for further detail of all outstanding debt as of December 31, 2021.
The following table presents a roll-forward of the aggregate fair values of the Company’s liabilities for which fair value is determined by Level 3 inputs (in thousands):

WARRANT LIABILITY

Balance — January 1, 2020	$103
Change in fair value	22

Balance — December 31, 2020	125
Issuance of common stock warrant	610
Change in fair value	1,370

Balance — December 31, 2021	$2,105

GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
FAIR VALUE MEASUREMENTS
6.	FAIR VALUE MEASUREMENTS
The following table presents information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicates the level of the fair value hierarchy utilized to determine such fair values as of June 30, 2022 and December 31, 2021:

DESCRIPTION	JUNE 30, 2022	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

	($ in thousands)
Asset
Money market funds	44,132	44,132	—	—

Total assets measured at fair value	$44,132	$44,132	$—	$—

Liability
Warrant liabilities	470	—	—	470

Total liabilities measured at fair value	$470	$—	$—	$470

DESCRIPTION	DECEMBER 31, 2021	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

	($ in thousands)
Asset
Money market funds	31,446	31,446	—	—

Total assets measured at fair value	$31,446	$31,446	$—	$—

Liability
Warrant liabilities	2,105	—	—	2,105

Total liabilities measured at fair value	$2,105	$—	$—	$2,105

Money market funds were valued by the Company based on quoted market prices, which represent a Level 1 measurement within the fair value hierarchy.
There have been no transfers between fair value levels during the three and six months ended June 30, 2022 and 2021, respectively. The carrying values of other current assets, accounts payable and accrued expenses approximate their fair values due to the short-term nature of these assets and liabilities.
The fair value of the common stock warrant liabilities was determined using the Black-Scholes option-pricing
model with the assumptions as disclosed in Note 11. These assumptions include significant judgments including the fair value of the underlying common stock and volatility. An increase or decrease in the estimated fair value or changes in volatility will result in increases or decreases in the fair value of the warrant liabilities and such changes could be material.
The carrying value of each of the Horizon term loan, the SVB term loan, and the equipment financing as of June 30, 2022, and December 31, 2021 approximates their fair value as the interest rate approximates the market rate for loans with similar terms and risk characteristics. The Company estimated the fair value of the convertible debt using a discounted cash flow analysis and prevailing market terms as of December 31, 2021. The carrying value and fair value of the convertible debt was $30.2 million and $28.9 million, respectively, as of December 31, 2021. The fair value of the convertible debt was determined using Level 3 inputs. See Note 10 for further detail of all outstanding debt as of June 30, 2022.
The following table presents a roll-forward of the aggregate fair values of the Company’s liabilities for which fair value is determined by Level 3 inputs (in thousands):

WARRANT LIABILITY
Balance—December 31, 2021	$2,105
Warrants exercised in business combination	(1,633)
Warrants reclassified to equity	(387)
Change in fair value of warrants	(956)
Warrants assume in business combination	1,341

Balance—June 30, 2022	$470